Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
Rental expenses	$ 8,601,039	$ 7,669,866	$ 7,783,909
Future minimum lease payments under non-cancelable operating lease agreements
2015	9,752,033
2016	8,595,362
2017	6,581,917
2018	2,908,714
2019	719,066
Then thereafter	538,552
Total	$ 29,095,644
Minimum
Operating lease commitments
Operating lease term	1 month
Maximum
Operating lease commitments
Operating lease term	34 months